FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Oct. 06, 2020	Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	$ 32,170,529	$ 32,170,529	$ 74,642,310			$ 0
Change in fair value of derivative warrant liabilities	15,086,661	42,471,781	(16,889,088)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	9,980,524	9,980,524	$ 23,455,550	$ 14,857,060
Change in fair value of derivative warrant liabilities	$ (4,876,536)	(13,475,026)
Excess of proceeds received over fair value of private warrant liabilities charged to additional paid in capital		$ 328,956
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	1.07	1.07	0.49
Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			0.49		0.43
Expected life of grants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	5.51	5.51	5.9
Expected life of grants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			5.9		6
Expected volatility of underlying stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	13.8	13.8
Dividends
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.0	0.0	0
Dividends | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			0		0
Probability of Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	90	90	90
Maximum | Expected volatility of underlying stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			30.0
Maximum | Expected volatility of underlying stock | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			30		30
Minimum | Expected volatility of underlying stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			10.0
Minimum | Expected volatility of underlying stock | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			10		10